Summary of significant accounting policies and basis of presentation - Net loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	3,264,927	2,002,593
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	170,000